MFS INVESTMENT MANAGEMENT
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        April 1, 2002

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)Series Trust II (the "Trust") (File Nos. 33-7637 and 811-4775) on behalf of: MFS(R) Emerging Growth Fund ("MEG") MFS(R) Large Cap Growth Fund ("MCG")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for MEG and MCG do not differ from those contained in Post-Effective Amendment No. 31 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 28, 2002.

     Please call the undersigned or Claudia Murphy at (617) 954-5406 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn